Financial Instruments - Summary of Deferred Gains and Losses on Cash Flow Hedges Currently Expected to Recognised in Future Period (Detail) £ in Millions	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	£ 12
Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	5
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	2
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	4
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	1
Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	14
Foreign currency hedge reserve [member] | Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	7
Foreign currency hedge reserve [member] | 1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	2
Foreign currency hedge reserve [member] | 2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	4
Foreign currency hedge reserve [member] | 3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	1
Principal Amount of Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	1,151
Principal Amount of Hedges [Member] | Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	502
Principal Amount of Hedges [Member] | 1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	394
Principal Amount of Hedges [Member] | 2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	221
Principal Amount of Hedges [Member] | 3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	£ 34